Financial assets - Levels (Details) - At fair value [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial asset at fair value	₺ 23,629,020	₺ 13,741,021
Fair value through other comprehensive income | Level 1
Financial assets
Financial asset at fair value	₺ 14,093,601	153,075
Valuation technique	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 1
Financial assets
Financial asset at fair value	₺ 5,427,500	118,840
Valuation technique	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 2
Financial assets
Financial asset at fair value	₺ 3,573,688	12,806,149
Valuation technique	Forward exchange rates at the reporting date
Financial asset at fair value through profit or loss | Level 3
Financial assets
Financial asset at fair value	₺ 534,231	₺ 662,957	₺ 567,730
Valuation technique	Pricing models based on discounted cash flow